Non-Covered Loans and Allowance for Non-Covered Loan Losses (Details 7) (USD $) In Thousands, unless otherwise specified	3 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Changes in the allowance for loan losses
Balance, beginning of period					$ 3,409		$ 33,241	$ 3,409	$ 3,409
Provision charged to operations	5,533	2,206	10,658	11,289	13,005	3,800	8,775	24,294	37,158	3,800
Balance, end of period	36,431	33,241				3,409	36,431		33,241	3,409
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	3,714,837	3,514,646				3,152,396	3,714,837		3,514,646	3,152,396
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	36,431	33,241				3,409	36,431		33,241	3,409
Acquired loans
Allowance for loan losses
Carryover of the allowance for loan losses recorded									0
Originated loans | Minimum
Loan portfolio distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	500	500					500		500
Non-covered loans
Changes in the allowance for loan losses
Balance, beginning of period	34,645			16,637	3,409		33,241	3,409	3,409
Provision charged to operations	4,083			11,289			5,471	24,294	36,093	3,800
Loans charged off	(3,081)			(3,736)			(3,962)	(4,261)	(10,308)	(391)
Recoveries on charged off loans	784			2,047			1,681	2,795	4,047
Balance, end of period	36,431	33,241		26,237		3,409	36,431	26,237	33,241	3,409
Loan portfolio distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	5,323	2,758					5,323		2,758
Loans collectively evaluated for impairment	3,648,727	3,411,496				2,985,616	3,648,727		3,411,496	2,985,616
Total loans	3,714,837	3,514,646				3,152,396	3,714,837		3,514,646	3,152,396
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	421	421					421		421
Loans collectively evaluated for impairment	32,436	29,683				3,409	32,436		29,683	3,409
Total loans	36,431	33,241		26,237		3,409	36,431	26,237	33,241	3,409
Non-covered loans | Commercial and Industrial
Changes in the allowance for loan losses
Balance, beginning of period	16,726			8,812	1,845		16,865	1,845	1,845
Provision charged to operations	3,631			6,729			3,574	13,640	20,940	2,236
Loans charged off	(2,924)			(3,656)			(3,731)	(4,094)	(9,359)	(391)
Recoveries on charged off loans	629			1,921			1,354	2,415	3,439
Balance, end of period	18,062	16,865		13,806		1,845	18,062	13,806	16,865	1,845
Loan portfolio distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	2,487	2,273					2,487		2,273
Loans collectively evaluated for impairment	1,657,694	1,598,177				1,588,907	1,657,694		1,598,177	1,588,907
Total loans	1,681,655	1,637,266				1,660,293	1,681,655		1,637,266	1,660,293
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	421	421					421		421
Loans collectively evaluated for impairment	14,794	13,724				1,845	14,794		13,724	1,845
Total loans	18,062	16,865		13,806		1,845	18,062	13,806	16,865	1,845
Non-covered loans | Real estate
Changes in the allowance for loan losses
Balance, beginning of period	9,682			3,522	977		8,331	977	977
Provision charged to operations	306			1,820			1,625	4,257	7,281	977
Loans charged off	(72)			(65)			(72)	(96)	(209)
Recoveries on charged off loans	82			62			114	201	282
Balance, end of period	9,998	8,331		5,339		977	9,998	5,339	8,331	977
Loan portfolio distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	1,973	373					1,973		373
Loans collectively evaluated for impairment	1,558,341	1,417,630				1,122,667	1,558,341		1,417,630	1,122,667
Total loans	1,586,535	1,457,253				1,184,914	1,586,535		1,457,253	1,184,914
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	9,447	7,953				977	9,447		7,953	977
Total loans	9,998	8,331		5,339		977	9,998	5,339	8,331	977
Non-covered loans | Construction and Land Development
Changes in the allowance for loan losses
Balance, beginning of period	8,096			4,286	582		7,957	582	582
Provision charged to operations	(51)			2,720			(34)	6,317	7,634	582
Loans charged off									(524)
Recoveries on charged off loans	41			44			163	151	265
Balance, end of period	8,086	7,957		7,050		582	8,086	7,050	7,957	582
Loan portfolio distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	863	112					863		112
Loans collectively evaluated for impairment	380,745	344,622				247,413	380,745		344,622	247,413
Total loans	391,611	364,551				280,483	391,611		364,551	280,483
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	8,021	7,918				582	8,021		7,918	582
Total loans	8,086	7,957		7,050		582	8,086	7,050	7,957	582
Non-covered loans | Consumer
Changes in the allowance for loan losses
Balance, beginning of period	141			17	5		88	5	5
Provision charged to operations	197			20			306	80	238	5
Loans charged off	(85)			(15)			(159)	(71)	(216)
Recoveries on charged off loans	32			20			50	28	61
Balance, end of period	285	88		42		5	285	42	88	5
Loan portfolio distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	51,947	51,067				26,629	51,947		51,067	26,629
Total loans	55,036	55,576				26,706	55,036		55,576	26,706
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	174	88				5	174		88	5
Total loans	285	88		42		5	285	42	88	5
Non-covered loans | Acquired loans without credit impairment
Allowance for loan losses
Additional allowance recorded when allowance is less than remaining fair value of discount							0		0
Non-covered loans | PCI loans
Changes in the allowance for loan losses
Balance, end of period	3,574	3,137					3,574		3,137
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	60,787	100,392				166,780	60,787		100,392	166,780
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	3,574	3,137					3,574		3,137
Non-covered loans | PCI loans | Commercial and Industrial
Changes in the allowance for loan losses
Balance, end of period	2,847	2,720					2,847		2,720
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	21,474	36,816				71,386	21,474		36,816	71,386
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	2,847	2,720					2,847		2,720
Non-covered loans | PCI loans | Real estate
Changes in the allowance for loan losses
Balance, end of period	551	378					551		378
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	26,221	39,250				62,247	26,221		39,250	62,247
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	551	378					551		378
Non-covered loans | PCI loans | Construction and Land Development
Changes in the allowance for loan losses
Balance, end of period	65	39					65		39
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	10,003	19,817				33,070	10,003		19,817	33,070
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	65	39					65		39
Non-covered loans | PCI loans | Consumer
Changes in the allowance for loan losses
Balance, end of period	111						111
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	3,089	4,509				77	3,089		4,509	77
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	111						111
Non-covered loans | Acquired loans
Allowance for loan losses
Carryover of the allowance for loan losses recorded							$ 0		$ 0